OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current
Other current financial liabilities	$ 67,981,405	$ 64,800,570
Non-current
Other non-current financial liabilities	675,767,201	721,570,587
Bank loans
Current
Other current financial liabilities	31,470,003	20,609,887
Non-current
Other non-current financial liabilities	13,057,542	17,736,697
Bonds payable
Current
Other current financial liabilities	20,156,295	26,729,828
Non-current
Other non-current financial liabilities	648,228,554	685,684,184
Deposits in guarantee
Current
Other current financial liabilities	13,849,504	13,446,077
Derivative contract obligations (see note 20)
Current
Other current financial liabilities	445,278	1,229,354
Leasing agreements
Current
Other current financial liabilities	2,060,325	2,785,424
Non-current
Other non-current financial liabilities	$ 14,481,105	$ 18,149,706